Summary of Significant Accounting Policies: Accounts Receivable, Policy (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Accounts Receivable, Policy

(e)Accounts Receivable

Accounts receivable represents amounts owed from customers for consulting services and the sale of oil and gas. Amounts are presented net of the allowance for doubtful accounts, which represents the Company’s best estimate of the amount of probable credit losses in the existing accounts receivable balance. The Company determines the allowance for doubtful accounts based on historical experience and current economic conditions. The Company reviews the adequacy of its allowance for doubtful account on a regularly basis. As at December 31, 2020 and 2019, the Company has no allowance for doubtful accounts.